Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross written premiums		$ 3,967.6		$ 4,338.7	$ 3,938.4
Net written premiums		2,581.9		2,896.0	2,587.7
Gross earned premiums		4,006.8		3,988.0	3,618.3
Net earned premiums		2,614.5		2,688.7	2,410.5
Losses and loss adjustment expenses		1,553.0		1,680.0	1,693.3
Acquisition costs		380.2		431.8	414.1
General and administrative expenses		354.5		386.5	333.1
Underwriting income (loss)		326.8		190.4	(30.0)
Corporate and other expenses		(114.0)		(71.7)	(64.3)
Non-operating expenses (2)		(35.1)		(36.0)	(20.6)
Net investment income (1)		275.7	[1]	188.1	147.5
Realized and unrealized investment gains (2)		75.9		5.0	56.2
Realized and unrealized investment losses	[2]	(61.4)		(182.6)	(47.4)
Change in fair value of derivatives		26.1		(80.5)	(35.9)
Interest Expense, Debt		(55.2)		(43.7)	(14.3)
Net realized and unrealized foreign exchange (losses)		(36.2)		15.9	40.0
Other income		0.0		8.2	14.7
Other expenses		0.0		20.1	10.8
Income (loss) from operations before income taxes		402.6		(27.0)	35.1
Income Tax Expense (Benefit)		132.1		78.1	(5.3)
Net income/(loss)		534.7		51.1	29.8
Reserve for losses and loss adjustment expenses		7,810.6		7,710.9	7,611.8	$ 7,165.3
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total		$ 3,232.8		$ 2,813.2	$ 4,313.7	$ 3,970.1
Ratios
Loss ratio		59.40%		62.50%	70.20%
Acquisition cost ratio		14.50%		16.10%	17.20%
General and administrative expense ratio		13.60%		14.40%	13.80%
Expense ratio		28.10%		30.50%	31.00%
Combined ratio		87.50%		93.00%	101.20%
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums		$ 1,098.0		$ 1,426.4	$ 1,199.0
Net earned premiums		1,154.5		1,251.8	1,118.8
Reserve for losses and loss adjustment expenses		1,373.1		1,360.7	2,148.4
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total		$ 1,373.1		$ 1,360.7	$ 2,148.4
Ratios
Loss ratio		52.90%		61.50%	63.00%
Acquisition cost ratio		18.10%		20.20%	19.80%
General and administrative expense ratio		10.40%		11.40%	10.80%
Expense ratio		28.50%		31.60%	30.60%
Combined ratio		81.40%		93.10%	93.60%
Insurance
Segment Reporting Information [Line Items]
Net written premiums		$ 1,483.9		$ 1,469.6	$ 1,388.7
Net earned premiums		1,460.0		1,436.9	1,291.7
Reserve for losses and loss adjustment expenses		1,859.7		1,452.5	2,165.3
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total		$ 1,859.7		$ 1,452.5	$ 2,165.3
Ratios
Loss ratio		64.50%		63.30%	76.50%
Acquisition cost ratio		11.80%		12.50%	14.90%
General and administrative expense ratio		16.00%		17.00%	16.40%
Expense ratio		27.80%		29.50%	31.30%
Combined ratio		92.30%		92.80%	107.80%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums		$ 1,521.0		$ 1,807.0	$ 1,597.0
Net written premiums		1,098.0		1,426.4	1,199.0
Gross earned premiums		1,562.0		1,617.2	1,479.2
Net earned premiums		1,154.5		1,251.8	1,118.8
Losses and loss adjustment expenses		611.1		770.3	705.2
Acquisition costs		208.6		252.4	221.6
General and administrative expenses		120.6		142.5	121.3
Underwriting income (loss)		214.2		86.6	70.7
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums		2,446.6		2,531.7	2,341.4
Net written premiums		1,483.9		1,469.6	1,388.7
Gross earned premiums		2,444.8		2,370.8	2,139.1
Net earned premiums		1,460.0		1,436.9	1,291.7
Losses and loss adjustment expenses		941.9		909.7	988.1
Acquisition costs		171.6		179.4	192.5
General and administrative expenses		233.9		244.0	211.8
Underwriting income (loss)		$ 112.6		$ 103.8	$ (100.7)

[1]	Net investment income includes related party net investment income of $19.6 million (2022 — $3.1 million, 2021 — $Nil ) and related party investment management fees of $9.4 million (2022 — $4.9 million, 2021 — $5.8 million).
[2]	Realized and unrealized investments gains includes gains of $8.7 million on related party investments (2022 — $0.4 million loss, 2021 — $Nil ).